Average Annual Total Returns{- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-13 - Fidelity Intermediate Municipal Income Fund	Fidelity Advisor Intermediate Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB042 Past 1 year	LB042 Past 5 years	LB042 Past 10 years
Total	(0.06%)	2.15%	2.93%	(0.08%)	2.12%	2.89%	0.69%	2.13%	2.80%	0.07%	2.19%	2.95%	2.34%	2.23%	2.57%	4.36%	3.24%	3.60%	4.59%		5.67%	[1]	Oct. 02, 2018	5.21%	3.91%	4.63%	4.73%	3.39%	3.84%

[1]	(a)Since inception October 2, 2018.